Shareholder Report	6 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Datum One Series Trust
Entity Central Index Key	0001806095
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000249525 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class R6
Trading Symbol	BIERX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class R6/BIERX)	$41	0.75%*
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 1,943,984,368
Holdings Count | Holding	69
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,943,984,368
Total number of portfolio holdings	69
Portfolio turnover rate	9%

Holdings [Text Block]
Industry Sector as % of Net Assets
Consumer Staples	20.26%
Health Care	15.26%
Consumer Discretionary	14.95%
Technology	11.69%
Industrials	9.79%
Financials	7.77%
Energy	6.10%
Communication Services	5.70%
Materials	2.84%
Short-Term Investments	2.01%
Other	3.19%

C000249524 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class I
Trading Symbol	BIIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class I/BIIEX)	$47	0.85%*
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.85%	[2]
Net Assets	$ 1,943,984,368
Holdings Count | Holding	69
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,943,984,368
Total number of portfolio holdings	69
Portfolio turnover rate	9%

Holdings [Text Block]
Industry Sector as % of Net Assets
Consumer Staples	20.26%
Health Care	15.26%
Consumer Discretionary	14.95%
Technology	11.69%
Industrials	9.79%
Financials	7.77%
Energy	6.10%
Communication Services	5.70%
Materials	2.84%
Short-Term Investments	2.01%
Other	3.19%

C000249523 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class C
Trading Symbol	BIECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class C/BIECX)	$95	1.73%*
*	Annualized.

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	1.73%	[3]
Net Assets	$ 1,943,984,368
Holdings Count | Holding	69
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,943,984,368
Total number of portfolio holdings	69
Portfolio turnover rate	9%

Holdings [Text Block]
Industry Sector as % of Net Assets
Consumer Staples	20.26%
Health Care	15.26%
Consumer Discretionary	14.95%
Technology	11.69%
Industrials	9.79%
Financials	7.77%
Energy	6.10%
Communication Services	5.70%
Materials	2.84%
Short-Term Investments	2.01%
Other	3.19%

C000249526 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Equity Fund
Class Name	Class A
Trading Symbol	BIEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes International Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Equity Fund (Class A/BIEAX)	$59	1.08%*
*	Annualized.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.08%	[4]
Net Assets	$ 1,943,984,368
Holdings Count | Holding	69
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,943,984,368
Total number of portfolio holdings	69
Portfolio turnover rate	9%

Holdings [Text Block]
Industry Sector as % of Net Assets
Consumer Staples	20.26%
Health Care	15.26%
Consumer Discretionary	14.95%
Technology	11.69%
Industrials	9.79%
Financials	7.77%
Energy	6.10%
Communication Services	5.70%
Materials	2.84%
Short-Term Investments	2.01%
Other	3.19%

C000249527 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class A
Trading Symbol	BISAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class A/BISAX)	$73	1.28%*
*	Annualized.

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.28%	[5]
Net Assets	$ 1,406,560,188
Holdings Count | Holding	70
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,406,560,188
Total number of portfolio holdings	70
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	29.31%
Health Care	13.22%
Consumer Staples	13.14%
Financials	11.65%
Communication Services	8.01%
Technology	5.60%
Consumer Discretionary	5.10%
Materials	4.56%
Real Estate	4.49%
Energy	2.47%
Other	2.44%

C000249528 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class C
Trading Symbol	BINCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class C/BINCX)	$109	1.91%*
*	Annualized.

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.91%	[6]
Net Assets	$ 1,406,560,188
Holdings Count | Holding	70
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,406,560,188
Total number of portfolio holdings	70
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	29.31%
Health Care	13.22%
Consumer Staples	13.14%
Financials	11.65%
Communication Services	8.01%
Technology	5.60%
Consumer Discretionary	5.10%
Materials	4.56%
Real Estate	4.49%
Energy	2.47%
Other	2.44%

C000249529 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class I
Trading Symbol	BISMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class I/BISMX)	$61	1.07%*
*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.07%	[7]
Net Assets	$ 1,406,560,188
Holdings Count | Holding	70
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,406,560,188
Total number of portfolio holdings	70
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	29.31%
Health Care	13.22%
Consumer Staples	13.14%
Financials	11.65%
Communication Services	8.01%
Technology	5.60%
Consumer Discretionary	5.10%
Materials	4.56%
Real Estate	4.49%
Energy	2.47%
Other	2.44%

C000249530 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes International Small Cap Equity Fund
Class Name	Class R6
Trading Symbol	BISRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes International Small Cap Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes International Small Cap Equity Fund (Class R6/BISRX)	$57	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.00%	[8]
Net Assets	$ 1,406,560,188
Holdings Count | Holding	70
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$1,406,560,188
Total number of portfolio holdings	70
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	29.31%
Health Care	13.22%
Consumer Staples	13.14%
Financials	11.65%
Communication Services	8.01%
Technology	5.60%
Consumer Discretionary	5.10%
Materials	4.56%
Real Estate	4.49%
Energy	2.47%
Other	2.44%

C000249534 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class I
Trading Symbol	BGVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class I/BGVIX)	$54	1.00%*
*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[9]
Net Assets	$ 66,063,959
Holdings Count | Holding	70
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$66,063,959
Total number of portfolio holdings	70
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Health Care	22.84%
Financials	19.25%
Technology	12.00%
Consumer Staples	9.86%
Consumer Discretionary	9.23%
Industrials	7.75%
Energy	5.42%
Materials	4.77%
Communication Services	4.46%
Short-Term Investments	2.74%
Other	1.61%

C000249533 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class C
Trading Symbol	BGVCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class C/BGVCX)	$108	2.00%*
*	Annualized.

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.00%	[10]
Net Assets	$ 66,063,959
Holdings Count | Holding	70
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$66,063,959
Total number of portfolio holdings	70
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Health Care	22.84%
Financials	19.25%
Technology	12.00%
Consumer Staples	9.86%
Consumer Discretionary	9.23%
Industrials	7.75%
Energy	5.42%
Materials	4.77%
Communication Services	4.46%
Short-Term Investments	2.74%
Other	1.61%

C000249532 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Global Equity Fund
Class Name	Class A
Trading Symbol	BGEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Global Equity Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Global Equity Fund (Class A/BGEAX)	$68	1.25%*
*	Annualized.

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.25%	[11]
Net Assets	$ 66,063,959
Holdings Count | Holding	70
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$66,063,959
Total number of portfolio holdings	70
Portfolio turnover rate	13%

Holdings [Text Block]
Industry Sector as % of Net Assets
Health Care	22.84%
Financials	19.25%
Technology	12.00%
Consumer Staples	9.86%
Consumer Discretionary	9.23%
Industrials	7.75%
Energy	5.42%
Materials	4.77%
Communication Services	4.46%
Short-Term Investments	2.74%
Other	1.61%

C000249535 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class A
Trading Symbol	BSCAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class A/BSCAX)	$65	1.15%*
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.15%	[12]
Net Assets	$ 225,043,588
Holdings Count | Holding	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$225,043,588
Total number of portfolio holdings	46
Portfolio turnover rate	23%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	38.79%
Health Care	13.64%
Consumer Discretionary	10.59%
Materials	8.90%
Technology	8.10%
Consumer Staples	7.04%
Energy	6.90%
Financials	2.97%
Short-Term Investments	2.37%

C000249537 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class I
Trading Symbol	BSCMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class I/BSCMX)	$51	0.90%*
*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.90%	[13]
Net Assets	$ 225,043,588
Holdings Count | Holding	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$225,043,588
Total number of portfolio holdings	46
Portfolio turnover rate	23%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	38.79%
Health Care	13.64%
Consumer Discretionary	10.59%
Materials	8.90%
Technology	8.10%
Consumer Staples	7.04%
Energy	6.90%
Financials	2.97%
Short-Term Investments	2.37%

C000249536 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Small Cap Value Fund
Class Name	Class R6
Trading Symbol	BSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Small Cap Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Small Cap Value Fund (Class R6/BSCRX)	$41	0.72%*
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.72%	[14]
Net Assets	$ 225,043,588
Holdings Count | Holding	46
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$225,043,588
Total number of portfolio holdings	46
Portfolio turnover rate	23%

Holdings [Text Block]
Industry Sector as % of Net Assets
Industrials	38.79%
Health Care	13.64%
Consumer Discretionary	10.59%
Materials	8.90%
Technology	8.10%
Consumer Staples	7.04%
Energy	6.90%
Financials	2.97%
Short-Term Investments	2.37%

C000249541 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class R6
Trading Symbol	BEMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class R6/BEMRX)	$56	0.97%*
*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.97%	[15]
Net Assets	$ 824,943,962
Holdings Count | Holding	63
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$824,943,962
Total number of portfolio holdings	63
Portfolio turnover rate	11%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	24.70%
Technology	23.37%
Consumer Discretionary	12.86%
Communication Services	11.62%
Consumer Staples	10.30%
Industrials	6.27%
Real Estate	3.16%
Utilities	2.75%
Energy	2.51%
Other	2.51%

C000249539 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class I
Trading Symbol	BEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class I/BEMIX)	$65	1.12%*
*	Annualized.

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.12%	[16]
Net Assets	$ 824,943,962
Holdings Count | Holding	63
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$824,943,962
Total number of portfolio holdings	63
Portfolio turnover rate	11%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	24.70%
Technology	23.37%
Consumer Discretionary	12.86%
Communication Services	11.62%
Consumer Staples	10.30%
Industrials	6.27%
Real Estate	3.16%
Utilities	2.75%
Energy	2.51%
Other	2.51%

C000249538 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class C
Trading Symbol	BEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class C/BEMCX)	$118	2.05%*
*	Annualized.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	2.05%	[17]
Net Assets	$ 824,943,962
Holdings Count | Holding	63
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$824,943,962
Total number of portfolio holdings	63
Portfolio turnover rate	11%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	24.70%
Technology	23.37%
Consumer Discretionary	12.86%
Communication Services	11.62%
Consumer Staples	10.30%
Industrials	6.27%
Real Estate	3.16%
Utilities	2.75%
Energy	2.51%
Other	2.51%

C000249540 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Emerging Markets Value Fund
Class Name	Class A
Trading Symbol	BEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Emerging Markets Value Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Emerging Markets Value Fund (Class A/BEMAX)	$76	1.31%*
*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.31%	[18]
Net Assets	$ 824,943,962
Holdings Count | Holding	63
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$824,943,962
Total number of portfolio holdings	63
Portfolio turnover rate	11%

Holdings [Text Block]
Industry Sector as % of Net Assets
Financials	24.70%
Technology	23.37%
Consumer Discretionary	12.86%
Communication Services	11.62%
Consumer Staples	10.30%
Industrials	6.27%
Real Estate	3.16%
Utilities	2.75%
Energy	2.51%
Other	2.51%

C000249542 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class A
Trading Symbol	BCPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class A/BCPAX)	$25	0.50%*
*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[19]
Net Assets	$ 97,054,830
Holdings Count | Holding	70
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$97,054,830
Total number of portfolio holdings	70
Portfolio turnover rate	11%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	59.40%
Corporate Bonds	29.09%
Federal and Federally Sponsored Credits	4.65%
Short-Term Investments	3.01%
Foreign Issuer Bonds	2.36%
Other	0.73%

C000249543 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class I
Trading Symbol	BCPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class I/BCPIX)	$15	0.30%*
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[20]
Net Assets	$ 97,054,830
Holdings Count | Holding	70
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$97,054,830
Total number of portfolio holdings	70
Portfolio turnover rate	11%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	59.40%
Corporate Bonds	29.09%
Federal and Federally Sponsored Credits	4.65%
Short-Term Investments	3.01%
Foreign Issuer Bonds	2.36%
Other	0.73%

C000249544 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Core Plus Fixed Income Fund
Class Name	Class R6
Trading Symbol	BCPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Core Plus Fixed Income Fund (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Brandes Core Plus Fixed Income Fund (Class R6/BCPRX)	$15	0.30%*
*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[21]
Net Assets	$ 97,054,830
Holdings Count | Holding	70
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$97,054,830
Total number of portfolio holdings	70
Portfolio turnover rate	11%

Holdings [Text Block]	Asset Type as % of Net Assets
US Governments	59.40%
Corporate Bonds	29.09%
Federal and Federally Sponsored Credits	4.65%
Short-Term Investments	3.01%
Foreign Issuer Bonds	2.36%
Other	0.73%

C000249545 [Member]
Shareholder Report [Line Items]
Fund Name	Brandes Separately Managed Account Reserve Trust
Class Name	Brandes Separately Managed Account Reserve Trust
Trading Symbol	SMARX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brandes Separately Managed Account Reserve Trust (the “Fund”) for the period of April 1, 2025, to September 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at brandes.com/funds/regulatory-literature. You can also request this information by contacting us at 1-800-395-3807 (toll free).
Additional Information Phone Number	1-800-395-3807
Additional Information Website	brandes.com/funds/regulatory-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Brandes Separately Managed Account Reserve Trust*	$0	0.00%**
*	No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund.
**	Annualized.

Expenses Paid, Amount	$ 0	[22]
Expense Ratio, Percent	0.00%	[22],[23]
Net Assets	$ 189,202,983
Holdings Count | Holding	55
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS AS OF SEPTEMBER 30, 2025
Fund net assets	$189,202,983
Total number of portfolio holdings	55
Portfolio turnover rate	21%

Holdings [Text Block]	Asset Type as % of Net Assets
Corporate Bonds	50.88%
US Governments	36.87%
Foreign Issuer Bonds	4.18%
Federal and Federally Sponsored Credits	4.06%
Other	3.02%

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	No expenses have been charged to the Fund over the period, as the Fund participates in a wrap-fee program sponsored by investment advisors unaffiliated with the Fund.
[23]	Annualized.